RESTRUCTURING COSTS (Tables)	6 Months Ended
Jun. 30, 2021
Restructuring and Related Activities [Abstract]
Restructuring and Related Costs	The change in liability for the restructuring costs for the three and six months ended June 30, 2021 are as follows:

Three Months Ended June 30,
2021
Restructuring Lease Liability

Beginning balance at April 1, 2021	$2,966
Valuation adjustments	432
Lease payments	(487)
Lease accretion	46
Ending balance at June 30, 2021	$2,957

Six Months Ended June 30,
2021
Restructuring Lease Liability

Beginning balance at January 1, 2021	$3,653
Valuation adjustments	81
Lease payments	(870)
Lease accretion	93
Ending balance at June 30, 2021	$2,957